Property, plant and equipment, net	12 Months Ended
Dec. 31, 2016
Property, plant and equipment, net
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

“Property, plant and equipment, net” consisted of the following:

	December 31,
($ in millions)	2016	2015
Land and buildings	3,786	4,003

Machinery and equipment	7,368	7,554
Construction in progress	515	559

	11,669	12,116
Accumulated depreciation	(6,926)	(6,840)

Total	4,743	5,276

Assets under capital leases included in “Property, plant and equipment, net” were as follows:

	December 31,
($ in millions)	2016	2015
Land and buildings	120	149
Machinery and equipment	47	53

	167	202
Accumulated depreciation	(82)	(113)

Total	85	89

In 2016, 2015 and 2014, depreciation, including depreciation of assets under capital leases, was $767 million, $764 million and $851 million, respectively.